Derivatives - Hedge ineffectiveness recognised (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivatives
Hedging ineffectiveness	£ 52	£ (20)	£ 25	[1]
Fair value hedging
Derivatives
Loss on hedged items attributable to the hedged risk	(364)	(442)	(846)
Gain on the hedging instruments	406	482	897
Hedging ineffectiveness	42	40	51
Cash flow hedging
Derivatives
Hedging ineffectiveness	10	(60)	(26)
Cash flow hedging | Interest rate risk
Derivatives
Hedging ineffectiveness	£ 10	£ (60)	£ (26)

[1]	Comparative results have been re-presented from those previously published to reclassify certain items as discontinued operations as described in Note 8 to the consolidated financial statements.